Financial instruments (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total amount drawn down		$ (81)	$ (61)
Principal debt payments		72	72
Amounts receivable		1,337	261
Equity		(4,317)	(6,343)	$ (6,983)
Cash and cash equivalents		14,895	14,909	13,547
Foreign exchange gain loss		$ 139	10
Percentage of Foreign exchange gain loss		1.00%
Deficit [Member]
Disclosure of detailed information about financial instruments [line items]
Equity		$ 92,754	70,819	$ 58,792
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total amount drawn down		5,000	$ 5,000
Interest payments		$ 148
Loan terms		84 months
Interest rate risk [Member] | Principal debt payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payments	$ 21
Principal debt payments	67
Interest rate risk [Member] | Principal debt payments [Member] | Transaction One [Member]
Disclosure of detailed information about financial instruments [line items]
Principal debt payments	$ 5
Fixed interest rate [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.00%
Fixed interest rate [Member] | Interest rate risk [Member] | Principal debt payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.00%